Share capital and reserves - Listing and Share Transaction Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves and Other Equity Interest [Abstract]
Share issue related cost, beginning balance	€ 27.3	€ 27.1
Share transaction costs	0.1	0.2
Share issue related cost, ending balance	€ 27.4	€ 27.3